Paul Hastings LLP

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San Francisco, CA 94105-3441

telephone (415) 856-7000

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www.paulhastings.com

October 10, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Metropolitan West Funds - File Nos. 33-18737 and 811-07989
Definitive Proxy Statement

Ladies and Gentlemen:

On behalf of our client, Metropolitan West Funds (the “Trust”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the definitive proxy statement and form of proxy in connection with the Special Meeting of Shareholders of the various series of the Trust to be held on November 28, 2012, subject to any adjournments.

This definitive proxy statement responds to the comments of the Commission’s staff examiner, Mr. Kieran Brown, made with respect to the preliminary proxy statement and form of proxy of the Trust filed as of September 26, 2012. A separate comment response letter has been filed on or about this date. Other changes were made in order to supply missing information and to make other non-material updates.

It is anticipated that the proxy materials will be sent to shareholders on or about October 15, 2012.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours, /S/ David A. Hearth

David A. Hearth
for PAUL HASTINGS LLP